EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

	For the year ended December 31,
	(in millions, except per share data)
	2016	2015	2014
Income (loss) from continuing operations attributable to Terex Corporation common stockholders	$(193.0)	$128.4	$253.5
Income (loss) from discontinued operations-net of tax	13.4	14.1	6.9
Gain (loss) on disposition of discontinued operations-net of tax	3.5	3.4	58.6
Net income (loss) attributable to Terex Corporation	$(176.1)	$145.9	$319.0
Basic shares:
Weighted average shares outstanding	107.9	107.4	109.7
Earnings (loss) per share - basic:
Income (loss) from continuing operations	$(1.79)	$1.20	$2.31
Income (loss) from discontinued operations-net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations-net of tax	0.03	0.03	0.54
Net income (loss) attributable to Terex Corporation	$(1.63)	$1.36	$2.91
Diluted shares:
Weighted average shares outstanding - basic	107.9	107.4	109.7
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes	—	2.2	4.5
Diluted weighted average shares outstanding	107.9	109.6	114.2
Earnings (loss) per share - diluted:
Income (loss) from continuing operations	$(1.79)	$1.17	$2.22
Income (loss) from discontinued operations-net of tax	0.13	0.13	0.06
Gain (loss) on disposition of discontinued operations-net of tax	0.03	0.03	0.51
Net income (loss) attributable to Terex Corporation	$(1.63)	$1.33	$2.79

The following table provides information to reconcile amounts reported on the Consolidated Statement of Income (Loss) to amounts used to calculate earnings per share attributable to Terex Corporation common stockholders (in millions) for the year ended December 31:

Reconciliation of amounts attributable to common stockholders:	2016	2015	2014
Income (loss) from continuing operations	$(193.3)	$128.2	$252.0
Net loss (income) from continuing operations attributable to noncontrolling interest	0.3	0.2	1.5
Income (loss) from continuing operations attributable to common stockholders	$(193.0)	$128.4	$253.5

Weighted average options to purchase 0.1 million shares of the Company’s common stock, par value $0.01 per share (“Common Stock”), were outstanding during 2016, 2015 and 2014, but were not included in the computation of diluted shares as the effect would be anti-dilutive.  Weighted average restricted stock awards of 1.5 million shares, 0.9 million shares and 0.4 million shares were outstanding during 2016, 2015 and 2014, respectively, but were not included in the computation of diluted shares because the effect would be anti-dilutive or performance targets were not yet achieved for awards contingent upon performance.  ASC 260, “Earnings per Share,” requires that employee stock options and non-vested restricted shares granted by the Company be treated as potential common shares outstanding in computing diluted earnings per share. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future services that the Company has not yet recognized and the amount of tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.  The Company includes the impact of pro forma deferred tax assets in determining the amount of tax benefits for potential windfalls and shortfalls (the differences between tax deductions and book expense) in this calculation.

In connection with settlement of the 4% Convertible Senior Subordinated Notes the Company issued 3.4 million shares of common stock in June 2015. See Note O – “Long-Term Obligations.” Included in the computation of diluted shares for the year ended December 31, 2015 was 1.4 million shares that were contingently issuable prior to conversion. The number of shares that were contingently issuable for the year ended December 31, 2014 was 3.4 million.